Other provisions - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) restructuringProgramme company	Dec. 31, 2022 GBP (£)
Disclosure of other provisions [line items]
Discount on the provisions	£ 10.0	£ 3.0
Short term legal proceedings	£ 248.0
Number of major restructuring programmes | restructuringProgramme	2
Number of companies split into | company	2
Pension augmentations arising from staff redundancies	£ 3.0
Disabled employees
Disclosure of other provisions [line items]
Provision for employee benefits	48.0	66.0
Legal and other disputes
Disclosure of other provisions [line items]
Charges on other provisions	262.0
Major restructuring provisions
Disclosure of other provisions [line items]
Discount on the provisions	£ 0.4	£ 1.0